Deferred Charges, net (Predecessor) (Tables)	12 Months Ended
Dec. 31, 2024
Robin Energy Ltd. Predecessor [Member]
Deferred Charges, net [Abstract]
Deferred Dry-Docking Costs, net
The movement in deferred charges net, which represents deferred dry-docking costs, in the accompanying combined carve-out balance sheets is as follows:

Dry-docking costs
Balance December 31, 2022	$523,809
Additions	1,088,386
Amortization	(527,208)
Disposal	(906,287)
Balance December 31, 2023	$178,700
Additions	1,489,981
Amortization	(592,855)
Balance December 31, 2024	$1,075,826